26. Gain (loss) on Disposal of Property, Plant, and Equipment and Intangibles (Details Narrative) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Gain Loss On Disposal Of Property Plant And Equipment And Intangibles Details Narrative
Gain (loss) on disposal of property, plant, and equipment	R$ (2,242)	R$ (6,134)	R$ 27,276